Organization and Principal Activities - Summary of Results of Operations and Cash Flows of VIE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Variable Interest Entity [Line Items]
Cost of revenues	¥ (517,074)	$ (75,205)	¥ (213,370)	¥ (47,722)
Net income/(loss)	(66,197)	(9,627)	(90,291)	(61,382)
Net cash used in operating activities	(97,925)	(14,241)	(75,532)	(42,152)
Net cash used in investing activities	(139,206)	(20,246)	(28,644)	(29,928)
Net cash provided by financing activities	614,884	89,431	217,446	135,348
VIE
Variable Interest Entity [Line Items]
Revenues	709,594	103,206	284,348	70,148
Cost of revenues	(499,589)	(72,662)	(206,789)	(47,559)
Net income/(loss)	(16,785)	(2,441)	(40,003)	18,681
Net cash used in operating activities	(68,316)	(9,936)	(51,016)	7,590
Net cash used in investing activities	(104,675)	(15,224)	¥ (10,000)
Net cash provided by financing activities	¥ 154,901	$ 22,529		¥ 1,000